Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (USD $)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	14 Months Ended	1 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jul. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Revenues
Cost of sales
Gross profit
Operating expenses
Selling, General and Administrative	51,026	455,671	235,872	1,750,638	1,986,510	483	4,751	15,322	38,599
Depreciation and Amortization Expense		3,048	7,113	9,144	16,257				5,081
Total operating expenses	51,026	458,719	242,985	1,759,782	2,002,767	483	4,751	15,322	43,680
(Loss) income from operations	(51,026)	(458,719)	(242,985)	(1,759,782)	(2,002,767)	(483)	(4,751)	(15,322)	(43,680)
Other income (expense)
Interest income			14		14				18
Interest expense	(12,869)	(5,041)	(37,582)	(394,435)	(432,017)
Bargain purchase gain	89,553		7,741		7,741
Loss on extinguishment of debt				(28,083)	(28,083)
Foreign currency translation adjustment
Total other income (expense)	76,684	(5,041)	(29,827)	(422,518)	(452,345)				18
Net Income (Loss)	25,658	(463,760)	(272,812)	(2,182,300)	(2,455,112)	(483)	(4,751)	(15,322)	(43,662)
Net income (loss) attributable to non-controlling interest	65,506	(2,540)	9,898	7,625	17,523
Net loss (Income) attributable to Petrosonic Energy, Inc	91,164	(466,300)	(262,914)	(2,174,675)	(2,437,589)			(15,322)
Basic and diluted net loss per share	$ 0	$ (0.01)	$ 0.00	$ (0.03)				$ (0.01)
Basic and diluted weighted average common shares outstanding	64,807,689	79,552,468	65,692,292	78,850,449				2,564,000
Other Comprehensive Income (Loss):
Net income (loss)	25,658	(463,760)	(272,812)	(2,182,300)	(2,455,112)	(483)	(4,751)	(15,322)	(43,662)
Foreign currency translation adjustment	47,243	(215,976)	28,312	(419,066)	(390,754)	(865)	(3,403)	1,538	110,273
Comprehensive (loss) income	72,901	(679,736)	(244,500)	(2,601,366)	(2,845,866)	(1,348)	(8,154)	(13,784)	66,611
Comprehensive income (loss) attributable to noncontrolling interest	65,506	(2,540)	9,898	7,625	17,523
Comprehensive income(loss) attributable to Petrosonic Energy, Inc.	$ 138,407	$ (682,276)	$ (234,602)	$ (2,593,741)	$ (2,828,343)			$ (13,784)